CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares		Additional Paid-In Capital	Treasury Stock	Accumulated other comprehensive income	Accumulated Deficit	Total
Balance at Dec. 31, 2012	$ 60		$ 75,860	$ (17,863)	$ 1,282	$ (51,596)	$ 7,743
Balance, shares at Dec. 31, 2012	4,159,134
Exercise of stock options, shares
Stock-based compensation			$ 95				$ 95
Net income (loss)						$ 118	118
Other comprehensive income					$ 787		787
Balance at Dec. 31, 2013	$ 60		$ 75,955	$ (17,863)	$ 2,069	$ (51,478)	$ 8,743
Balance Shares at Dec. 31, 2013	4,159,134						4,159,134
Exercise of stock options		[1]	1				$ 1
Exercise of stock options, shares	442
Stock-based compensation			$ 66				$ 66
Net income (loss)						$ (668)	(668)
Other comprehensive income					$ (1,349)		(1,349)
Balance at Dec. 31, 2014	$ 60		$ 76,022	$ (17,863)	$ 720	$ (52,146)	$ 6,793
Balance Shares at Dec. 31, 2014	4,159,576						4,159,576
Exercise of stock options	$ 1		36				$ 37
Exercise of stock options, shares	25,682						25,682
Stock-based compensation			144				$ 144
Net income (loss)						$ (1,241)	(1,241)
Other comprehensive income					$ (332)		(332)
Balance at Dec. 31, 2015	$ 61		$ 76,202	$ (17,863)	$ 388	$ (53,387)	$ 5,401
Balance Shares at Dec. 31, 2015	4,185,258						4,185,258

[1]	Represents an amount lower than $ 1.